Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 704,065	$ 699,398	$ 836,403	$ 786,257	$ 651,972	$ 856,016	$ 624,977	$ 839,789	$ 3,026,123	$ 2,972,754
Stock-based compensation expense									90,163	90,163
Net cash provided by operating activities									3,207,438	5,549,813
Investing Activity
Net cash provided by investing activities									(2,449,632)	10,808,443
Financing Activities
Dividends paid									(565,995)	(570,843)
Stock repurchase									(765,311)	(1,028,688)
Exercise of stock options									386,790	234,491
Net cash used in financing activities									(6,266,012)	(12,845,488)
Net Change in Cash and Cash Equivalents									(5,508,206)	3,512,768
Cash and Cash Equivalents, Beginning of Year				9,611,638				6,098,870	9,611,638	6,098,870
Cash and Cash Equivalents, End of Year	4,103,432				9,611,638				4,103,432	9,611,638
Parent Company
Operating Activities
Net income									3,026,123	2,972,754
Items not providing cash, net									(1,238,685)	(1,396,844)
Stock-based compensation expense									90,163	90,163
Change in other assets and liabilities, net									1,773,258	29,599
Net cash provided by operating activities									3,650,859	1,695,672
Investing Activity
Loan payment from subsidiary									37,879	36,652
Net cash provided by investing activities									37,879	36,652
Financing Activities
Dividends paid									(2,356,870)	(570,843)
Stock repurchase									(765,311)	(1,028,688)
Exercise of stock options									386,790	234,491
Net cash used in financing activities									(2,735,391)	(1,365,040)
Net Change in Cash and Cash Equivalents									953,347	367,284
Cash and Cash Equivalents, Beginning of Year				$ 3,847,179				$ 3,479,895	3,847,179	3,479,895
Cash and Cash Equivalents, End of Year	$ 4,800,526				$ 3,847,179				$ 4,800,526	$ 3,847,179